Related Party Transactions - Service Agreements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Advances to Affiliate Current	$ 36,000,000	$ 38,000,000
Service Agreements [Member]
Related Party Transaction [Line Items]
Advances to Affiliate Current	36,000,000	$ 38,000,000
Cheniere Partners Services Agreement [Member] | Cheniere Terminals [Member]
Related Party Transaction [Line Items]
Quarterly non-accountable overhead reimbursement charge	$ 3,000,000
Operation and Maintenance Agreement [Member] | Cheniere Investments [Member] | SPL [Member]
Related Party Transaction [Line Items]
Monthly fee as a percentage of capital expenditures incurred in the previous month	0.60%
Related Party Transaction, Committed Monthly Fee	$ 83,333
Operation and Maintenance Agreement [Member] | Cheniere Investments [Member] | SPLNG [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Committed Monthly Fee	$ 130,000
Related Party Transaction, Bonus Percentage of Salary Entitled Upon Meeting Certain Criteria	50.00%
Management Services Agreement [Member] | Cheniere Terminals [Member] | SPL [Member]
Related Party Transaction [Line Items]
Monthly fee as a percentage of capital expenditures incurred in the previous month	2.40%
Related Party Transaction, Committed Monthly Fee	$ 541,667
Management Services Agreement [Member] | Cheniere Terminals [Member] | SPLNG [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Committed Monthly Fee	$ 520,000